Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, the fair value of the Plan’s investments as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Total

Common Collective Trusts	—	2,559,288,271	2,559,288,271

FE Common Stock Fund
FE Common Stock	456,541,538	—	456,541,538
Cash and Cash Equivalents	—	1,543,395	1,543,395
Total FE Common Stock Fund	456,541,538	1,543,395	458,084,933

Registered Investment Companies	592,790,270	1,030,568	593,820,838

Self-Managed Brokerage Accounts[1]	—	239,842,250	239,842,250

Total Investments at Fair Value[2]	$1,049,331,808	$2,801,704,484	$3,851,036,292

[1] The brokerage account investments are directed by participants.
[2] Values do not include investments at contract value.

	December 31, 2024
	Level 1	Level 2	Total
Cash and Cash Equivalents	$—	$15,455	$15,455

Common Collective Trusts	—	2,257,682,707	$2,257,682,707

FE Common Stock Fund
FE Common Stock	415,883,749	—	415,883,749
Cash and Cash Equivalents	—	680,470	680,470
Total FE Common Stock Fund	415,883,749	680,470	416,564,219

Registered Investment Companies	628,074,470	2,970,594	631,045,064

Self-Managed Brokerage Accounts[1]	—	214,641,024	214,641,024

Total Investments at Fair Value [2]	$1,043,958,219	$2,475,990,250	$3,519,948,469

[1] The brokerage account investments are directed by participants.
[2] Values do not include investments at contract value.